Share capital (Narrative) (Details) - CAD ($)				1 Months Ended			12 Months Ended
	Nov. 04, 2019	Oct. 04, 2019	May 07, 2019	Oct. 16, 2019	Sep. 20, 2019	Apr. 24, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Loss on change in fair value of derivative liability							$ 3,568,305
Proceeds from issuance of shares							4,593,777	$ 44,987,422
Share issue costs							$ 32,705	$ 3,768,381
Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Share price per share							$ 0.145
Loss on change in fair value of derivative liability							$ 2,146,269
Share Exchange Agreement | Pharmadrug Inc.
Disclosure of classes of share capital [line items]
Number of shares acquired						13,562,386
Share price per share						$ 0.2212
Class A shares
Disclosure of classes of share capital [line items]
Description of voting rights							The holders of Class A shares are entitled to 276,660 votes per class A share held.
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued for debt settlement		3,735
Value of shares issued for debt settlement		$ 25,000
Description of reverse share split				October 16, 2019, the Company completed a reverse share split of 201 to 1 Class B Shares.
Number of shares issued in private placement	228,670
Share issue price per share	$ 20.10
Proceeds from issuance of shares	$ 4,593,777
Share issue costs	$ 32,705
Recognition of loss on change in fair value of derivative liability
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares)							510,940
Class B shares | Share Exchange Agreement | Pharmadrug Inc.
Disclosure of classes of share capital [line items]
Number of shares issued in share exchange					61,892	65,577
Value of shares issued in share exchange						$ 3,000,000
Share issue price per share						$ 45.75
Loss on change in fair value of derivative liability					$ 1,422,036
Class B shares | Share Exchange Agreement | Solarvest BioEnergy Inc.
Disclosure of classes of share capital [line items]
Number of shares issued in share exchange			49,751